ENTITY WIDE DISCLOSURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of revenues are attributed to geographic areas	By geographic areas:
Three months ended
March 31,
2016	2015
($ in thousands)

Germany	$160	$131
Italy	155	28
Spain	63	45
Belarus	20	78
Other	165	195
	$563	$477

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	Year ended December 31,
	2015	2014
	($ in thousands)
Germany	519	286
Italy	415	96
Brazil	238	95
Belarus	226	285
Middle East	94	792
Other	818	1,264
	2,310	$2,818

Schedule of revenues are attributed to geographic areas by product	By product:
Three months ended
March 31,
2016	2015
($ in thousands)

CGuard	$320	$60
MGuard*	243	417
	$563	$477
By product:
	Year ended December 31,
	2015	2014
	($ in thousands)
MGuard*	1,607	2,797
CGuard	703	21
	2,310	$2,818

*Includes revenue from sales of both MGuard Prime and MGuard.

Schedule of revenues are attributed to geographic areas principal customers	The following is a summary of revenues by principal customers:
Three months ended
March 31,
2016	2015

Customer A	22%	0%
Customer B	17%	2%
Customer C	11%	9%
Customer D	6%	21%
Customer E	4%	16%
By principal customers:
	Year ended December 31,
	2015	2014
Customer A	11%	7%
Customer B	10%	10%
Customer C		21%